Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

NOTE 6– Stockholders' Equity

Preferred Stock

The Company’s articles of incorporation authorize the Company to issue up to 40,000,000 shares of $0.0001 par value, preferred shares having preferences to be determined by the board of directors for dividends, and liquidation of the Company’s assets. Of the 40,000,000 preferred shares the Company is authorized by its articles of incorporation, the Board of Directors has designated 3,000,000 as Series AA preferred shares.

As of September 30, 2016, the Company had no shares of Preferred Stock outstanding.

Common Stock

As of September 30, 2016, the Company has 119,575,964, $0.0001 par value, shares of common stock (the “Common Stock”) outstanding. The Company's articles of incorporation authorize the Company to issue up to 300,000,000 shares of the Common Stock. The holders are entitled to one vote for each share on matters submitted to a vote to shareholders, and to share pro rata in all dividends payable on common stock after payment of dividends on any preferred shares having preference in payment of dividends.

Equity Incentive Program

On December 18, 2014, the Company’s Board of Directors approved an Equity Incentive Program (the “Equity Incentive Program”), whereby the Company’s employees may elect to receive equity in lieu of cash for all or part of their salary compensation.

For the quarter ended September 30, 2016, employees could elect to receive eight and a third shares of common stock per each dollar participated in the Equity Incentive Program. Nine employees participated in the Equity Incentive Plan during the quarter.

During the nine months ended September 30, 2016, the Company issued the following shares of common stock in connection with financing activities:

On February 26, 2016, the Company closed a rights offering. The rights offering was made pursuant to a registration statement on Form S-1 filed with the Securities and Exchange Commission and declared effective on January 20, 2016.

Pursuant to the rights offering, the Company distributed to holders of its Common Stock non-transferable subscription rights to purchase up to 50,200,947 shares of the Company’s common stock, par value $0.0001 per share. Each shareholder received one subscription right for every one share of common stock owned at 5:00 p.m. EST on October 30, 2015, the record date. Each subscription right entitled a shareholder to purchase 0.7 shares of the Company’s common stock at a subscription price of $0.08 per share, which was referred to as the basic subscription privilege. If a shareholder fully exercised their basic subscription privilege and other shareholders did not fully exercise their basic subscription privileges, shareholders could also exercise an over-subscription privilege to purchase a portion of the unsubscribed shares at the same subscription price of $0.08 per share.

During the rights offering, subscription rights to purchase a total of 37,475,620 shares of common stock, par value $0.0001, were exercised. The exercise of these subscription rights resulted in gross proceeds to the Company of $2,998,050 before deducting expenses of the rights offering.

During the nine months ended September 30, 2016, the Company issued the following shares of common stock for compensation:

On January 31, 2016, the Company issued an aggregate of 97,292 shares of Common Stock to five employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.08 per share.

On February 28, 2016, the Company issued an aggregate of 97,292 shares of Common Stock to five employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.08 per share.

On March 28, 2016, the Company issued an aggregate of 419,348 shares of Common Stock to four employees of the Company pursuant to certain performance incentive programs at a price of $0.11 per share.

On March 31, 2016, the Company issued an aggregate of 837,498 shares of Common Stock to seven directors of the Company pursuant to the Company's FY2016 Director Compensation Plan at a price of $0.09 per share.

On March 31, 2016, the Company issued an aggregate of 97,292 shares of Common Stock to five employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.08 per share.

On April 30, 2016, the Company issued an aggregate of 64,875 shares of Common Stock to seven employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.10 per share.

On May 31, 2016, the Company issued an aggregate of 86,234 shares of Common Stock to eight employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.10 per share.

On June 13, 2016, the Company issued an aggregate of 6,281,250 shares of Common Stock to seven directors of the Company pursuant to the Company's FY2016 Director Compensation Plan due to the market condition related to the grant being achieved (see below).

On June 30, 2016, the Company issued an aggregate of 86,150 shares of Common Stock to eight employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.10 per share.

On June 30, 2016, the Company issued an aggregate of 769,583 shares of Common Stock to seven directors of the Company pursuant to the Company's FY2016 Director Compensation Plan at a price of $0.10 per share.

On July 31, 2016, the Company issued an aggregate of 54,317 shares of Common Stock to nine employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.12 per share.

On August 31, 2016, the Company issued an aggregate of 54,317 shares of Common Stock to nine employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.12 per share.

On September 30, 2016, the Company issued an aggregate of 54,359 shares of Common Stock to nine employees of the Company pursuant to the Company's Equity Incentive Program at a price of $0.12 per share.

On September 30, 2016, the Company issued an aggregate of 628,125 shares of Common Stock to seven directors of the Company pursuant to the Company's FY2016 Director Compensation Plan at a price of $0.12 per share.

Summary:

	Number of Common Shares Issued	Value
Common shares for cash, net of offering costs	37,475,620	$2,936,792
Share-based compensation	9,627,932	$856,848

Performance and/or market based stock awards

In January 2015, the Board of Directors approved the issuance of 940,595 restricted shares of the Company. These shares will be issued to the then members of the Board of Directors upon vesting, which will be when the market price of the Company’s common stock trades at or above $2 for a specified period.

The initial value of the restricted stock grant was approximately $257,000, which will be amortized over the estimated service period. The Company recorded an expense of $7,125 and $50,565 from the amortization of the unvested restricted shares for the quarter and nine months ended September 30, 2016, respectively. The shares were valued using a Monte Carlo Simulation with a six-year life, 88.0% volatility and a risk free interest rate of 1.79%.

In September 2015, the Board of Directors approved the issuance of 1,524,245 restricted shares of the Company. These shares will be issued to the then Interim Chief Executive Officer and President upon vesting, which will be according to the following terms:

•	50% if the Company’s revenue for the first half of 2016 is at least 20% greater than revenue for the first half of 2015 and

•	50% if the Company has positive EBITDA (a non GAAP measure) for the first half of 2016.

The initial value of the restricted stock grant was approximately $92,000. The Company has not recorded any expense related to this grant as the applicable accounting guidance requires that if the performance condition must be met for the award to vest, compensation cost will be recognized only if the performance condition is satisfied and the above noted performance conditions have not been met. Further, the estimated quantity of awards for which it is probable that the performance conditions will be achieved must be reevaluated each reporting period and adjusted and management has estimated that the probability of achieving the performance conditions is minimal.

The above noted vesting criteria were not met during the measurement period. As such, the grant expired without the vesting of any shares.

In February 2016, the Board of Directors approved the issuance of 3,301,358 restricted shares of the Company. These shares will be issued to the then President (1,100,453 shares) and Chief Financial Officer (2,200,905 shares) upon vesting, which will be according to the following terms:

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.

-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

The initial value of the restricted stock grant was approximately $198,000, which will be amortized over the estimated service period. The Company recorded an expense of $8,773 and $20,470 from the amortization of the unvested restricted shares for the quarter and nine months ended September 30, 2016, respectively. The shares were valued using a Monte Carlo Simulation with a six-year life, 91.0% volatility and a risk free interest rate of 1.34%.

In January 2016, the Board of Directors approved the issuance of 6,281,250 restricted shares of the Company. These shares will be issued to the then members of the Board of Directors upon vesting, which will be when the market price of the Company’s common stock trades at or above $0.12 for a specified period or if the Company has positive EBITDA (a non GAAP measure) for one quarter in 2016. These shares were issued to the members of the Board on June 13, 2016, when the market price of the Company’s common stock traded at or above $0.12 for a 30-day volume weighted average price.

The initial value of the restricted stock grant was approximately $509,000, which has been amortized over the estimated performance period. The Company recorded an expense of $127,195 and $381,586 from the amortization of the restricted shares for the quarter and nine months ended September 30, 2016, respectively. The shares were valued using a Monte Carlo Simulation with a one-year life, 106.0% volatility and a risk free interest rate of 0.65%.

In May 2016, the Board of Directors approved the issuance of 1,100,453 restricted shares of the Company. These shares will be issued to the Chief Executive Officer upon vesting, which will be according to the following terms:

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.

-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

The initial value of the restricted stock grant was approximately $198,000, which will be amortized over the estimated service period. The Company recorded an expense of $4,334 and $7,223 from the amortization of the unvested restricted shares for the quarter and nine months ended September 30, 2016. The shares were valued using a Monte Carlo Simulation with a 6-year life, 92.0% volatility and a risk free interest rate of 1.43%.

In September 2016, the Board of Directors approved the issuance of 1,650,680 restricted shares of the Company. These shares will be issued to the Vice President of Sales and Marketing upon vesting, which will be according to the following terms:

-	20% when the market price of the Company’s common stock trades at or above $0.30 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.40 for a specified period.

-	30% when the market price of the Company’s common stock trades at or above $0.50 for a specified period.

-	20% when the market price of the Company’s common stock trades at or above $0.60 for a specified period.

The initial value of the restricted stock grant was approximately $141,000, which will be amortized over the estimated service period. The Company recorded an expense of $1,083 from the amortization of the unvested restricted shares for the three months ended September 30, 2016. The shares were valued using a Monte Carlo Simulation with a 6-year life, 92.0% volatility and a risk free interest rate of 1.35%.

Options and warrants

During the nine months ended September 30, 2016, the Company did not have any issuances or exercises of stock warrants. During the nine months ended September 30, 2016, the Company granted 60,000 stock options. No stock options were exercised during the three and nine months ended September 30, 2016. The Company recognized $15,000 and $54,551 of expense related to the vesting of outstanding options during the three and nine months ended September 30, 2016, respectively.

NOTE 11 – Stockholders’ Equity

Preferred Stock

The Company’s articles of incorporation authorize the Company to issue up to 40,000,000 shares of $0.0001 par value, preferred shares having preferences to be determined by the board of directors for dividends, and liquidation of the Company’s assets. Of the 40,000,000 preferred shares the Company is authorized by its articles of incorporation, the Board of Directors has designated up to 3,000,000 as Series AA preferred shares.

As of December 31, 2015 and 2014 the Company had no shares of Preferred Stock outstanding.

Common Stock

As of December 31, 2015, the Company has 72,472,412, shares of common stock outstanding. The Company’s articles of incorporation authorize the Company to issue up to 300,000,000 shares of $0.0001 par value, common stock. The holders are entitled to one vote for each share on matters submitted to a vote to shareholders, and to share pro rata in all dividends payable on common stock after payment of dividends on any preferred shares having preference in payment of dividends.

During the year ended December 31, 2015, the Company issued the following shares of common stock in connection with a private placement financing:

On February 17, 2015, the Company issued an aggregate of 11,013,170 shares of Common Stock to eighteen accredited investors for cash at a price of $0.325 per share, net of offering costs of $34,827, for net proceeds of $3,544,448 in connection with the completion of a private placement offering.

During the year ended December 31, 2015, the Company issued the following shares of common stock in connection with warrant exercises:

On April 9, 2015, the Company issued an aggregate of 999,667 shares of Common Stock to one accredited investor in connection with the cashless exercise of 1,000,000 warrants at an exercise price of $0.0001.

During the year ended December 31, 2015, the Company issued the following shares of common stock in connection with payment of accrued expenses:

On February 19, 2015, the Company issued 8,000 shares of common stock to Sahag Consulting, LLC for settlement of $2,600 of accrued expenses.

On July 16, 2015, the Company issued an aggregate of 8,334 shares of Common Stock to six directors of the Company in lieu of cash for compensation due to the directors for the fourth quarter of fiscal year 2014 at a price of $0.36 per share. These shares were issued for settlement of $3,000 of accrued expenses.

During the year ended December 31, 2015, the Company issued the following shares of common stock for compensation:

On January 1, 2015, the Company issued an aggregate of 120,000 shares of Common Stock to two consultants of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.30 per share.

On January 31, 2015, the Company issued an aggregate of 44,526 shares of Common Stock to six employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.30 per share.

On February 28, 2015, the Company issued an aggregate of 56,166 shares of Common Stock to five employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.30 per share.

On February 28, 2015, the Company issued an aggregate of 24,404 shares of Common Stock to two former employees of the Company as severance pay at a price of $0.28 per share.

On February 28, 2015, the Company issued an aggregate of 26,786 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.28 per share.

On March 4, 2015, the Company retired 17 shares of Common Stock per a shareholder’s request.

On March 31, 2015, the Company issued an aggregate of 55,000 shares of Common Stock to five directors of the Company pursuant to the Company’s FY2015 Director Compensation Plan at a price of $0.25 per share.

On March 31, 2015, the Company issued an aggregate of 54,282 shares of Common Stock to five employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.30 per share.

On March 31, 2015, the Company issued an aggregate of 30,000 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.25 per share.

On April 30, 2015, the Company issued an aggregate of 40,082 shares of Common Stock to six employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.25 per share.

On April 30, 2015, the Company issued an aggregate of 32,609 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.23 per share.

On May 31, 2015, the Company issued an aggregate of 40,174 shares of Common Stock to six employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.25 per share.

On May 31, 2015, the Company issued an aggregate of 31,250 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.25 per share.

On June 30, 2015, the Company issued an aggregate of 40,090 shares of Common Stock to six employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.25 per share.

On June 30, 2015, the Company issued an aggregate of 87,662 shares of Common Stock to six directors of the Company pursuant to the Company’s FY2015 Director Compensation Plan at a price of $0.18 per share.

On June 30, 2015, the Company issued an aggregate of 39,473 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.19 per share.

On July 31, 2015, the Company issued an aggregate of 19,870 shares of Common Stock to three employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.20 per share.

On July 31, 2015, the Company issued of 50,000 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.15 per share.

On August 31, 2015, the Company issued an aggregate of 24,941 shares of Common Stock to four employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.20 per share.

On August 31, 2015, the Company issued 62,500 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.12 per share.

On September 1, 2015, the Company issued 385,714 shares of Common Stock to the CEO of the Company at a price of $0.14 per share as a bonus pursuant to his consulting agreement.

On September 11, 2015, the Company issued 80,000 shares of Common Stock to an outside consultant of the Company pursuant to his engagement agreement at a price of $0.10 per share.

On September 16, 2015, the Company issued an aggregate of 30,000 shares of Common Stock to the Company’s former CFO in accordance with her employment and consultant agreement at a price of $0.15 per share.

On September 30, 2015, the Company issued an aggregate of 24,824 shares of Common Stock to four employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.20 per share.

On September 30, 2015, the Company issued an aggregate of 160,904 shares of Common Stock to seven directors of the Company pursuant to the Company’s FY2015 Director Compensation Plan at a price of $0.10 per share.

On September 30, 2015, the Company issued 91,667 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.10 per share.

On October 31, 2015, the Company issued an aggregate of 66,224 shares of Common Stock to five employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.10 per share.

On November 30, 2015, the Company issued an aggregate of 65,110 shares of Common Stock to five employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.10 per share.

On December 31, 2015, the Company issued an aggregate of 72,315 shares of Common Stock to six employees of the Company pursuant to the Company’s Equity Incentive Program at a price of $0.10 per share.

On December 31, 2015, the Company issued an aggregate of 343,750 shares of Common Stock to the CEO of the Company pursuant to his consulting agreement at a price of $0.08 per share.

On December 31, 2015, the Company issued an aggregate of 209,375 shares of Common Stock to seven directors of the Company pursuant to the Company’s FY2015 Director Compensation Plan at a price of $0.08 per share.

Summary:

	Number of Common Shares Issued	Value of Common Shares
Common shares issued for cash, net of offering costs	11,013,170	$3,544,448
Common shares for settlement of accrued expenses	16,334	$5,600
Share-based compensation	2,409,681	$371,737
Warrants exercised	999,667	$-

For the year ended December 31, 2014, the Company issued the following common stock:

	Number of Common	Value of
	Shares Issued	Common Shares
Common Shares for Acquisition	204,750	$210,913
Share-Based Compensation	47,606	$2,046,074
Common Shares for Series AA Conversion	2,605,513	$1,171,375
Warrants and Options Exercised	6,340,775	$3,072,170

Cash received from shares issued through equity financing during the year ended December 31, 2014, was $3,072,170, net of $62,144 of stock issuance costs.  Please refer to the information regarding warrant exercises in 2014 in Note 12 for further information related to this equity financing.

We account for share based payments for goods and services to non-employees in accordance with ASC Subtopic 505-50 that requires that all such payments shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measured.  In order to evaluate whether the fair value of consideration received or the fair value of equity instruments issued is more reliable, we calculate the fair value of each.  Primarily we have had contractual obligations owed and goods and services related to working capital exchanged for units in our private placements at their issue price to the public.

The common shares issued for cash were issued pursuant to Section 4(2) and Rule 506 of Regulation D promulgated thereunder because such purchasers represented that they were “accredited investors” as such term is defined under the Securities Act and the sale did not involve any form of general solicitation or general advertising.  The investors made investment representations that the shares were taken for investment purposes and not with a view to resale.  The shares of common stock issued are restricted under Rule 144 promulgated under the Securities Act.

Equity Incentive Plan

On December 18, 2014, the Company’s Board of Directors approved an Equity Incentive Program (the “Equity Incentive Program”), whereby the Company’s employees may elect to receive equity in lieu of cash for all or part of their salary compensation.

Pursuant to the Equity Incentive Program, each of the Company’s employees may choose to forego all or part of their salary compensation in exchange for stock options or shares of restricted common stock. During the quarter ended March 31, 2015, for each dollar of compensation foregone, each employee was eligible to receive either four stock options or three and one-third shares of restricted common stock. During the quarter ended June 30, 2015, for each dollar of compensation foregone, each employee was eligible to receive either five stock options or four shares of restricted common stock.

On July 10, 2015, the Company’s Board of Directors extended the Equity Incentive Program through September 30, 2015. For the fiscal quarter ended September 30, 2015, for each dollar of compensation foregone, each employee was eligible to receive either six stock options or five shares of restricted common stock. Stock options issued pursuant to the program vested immediately upon issuance and have an exercise price of $0.19 per share, while restricted stock issued pursuant to the program shall also vest immediately and have a stock basis of $0.19 per share.

The Company issued all stock options and restricted stock due to employees pursuant to the Equity Incentive Program on the last day of each calendar month. Stock options issued pursuant to the program vested immediately upon issuance and had an exercise price of $0.30, $0.25, $0.20 and $0.10 per share during the quarters ended March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015, respectively. Such stock options have a term of ten years and are otherwise subject to the terms of the Company’s 2012 Equity Incentive Plan, including cashless exercise as an available form of payment. Restricted stock issued pursuant to the program also vested immediately and has a stock basis of $0.30, $0.24, $0.19 and $0.10 per share for shares issued during the quarters ended March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015, respectively.

For 2015, the Company issued 668,604 shares of restricted Common Stock valued at $144,971 and granted 277,491 options valued at $45,643 pursuant to the Equity Incentive Program.